Operating Segments - Schedule of Adjusted EBITDA is Reconciled with the Consolidated Profit (Loss) Before Taxes (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Adjusted EBITDA is Reconciled with the Consolidated Profit (Loss) Before Taxes [Abstract]
Profit (loss) before taxes		$ 2,711,003	$ (259,728)	$ 3,553,493
Share of profit of equity-accounted investees, net of tax		(2,945)	(9,537)	(11,800)
Net finance expense		1,669,763	1,353,405	1,241,698
Depreciation and amortization		2,189,547	2,149,066	1,907,923
Antitrust agreements	[1]	253,731	102,500	101,447
Donations and social programs	[2]	22,467	18,166	23,942
J&F Leniency expenses refund	[3]			(93,786)
Impairment of assets	[4]		26,268	17,396
Restructuring	[5]	95,556	52,235
Fiscal payments and installments	[6]	81,766
Rio Grande do Sul floods	[7]	19,313
Extemporaneous litigation	[8]	61,016
Reversal of tax credits	[9]	58,654
Other operating income (expense), net	[10]	32,000	25,510	(18,308)
Elimination		1,325	2,583	2,182
Total Adjusted EBITDA for operating segments		$ 7,193,196	$ 3,460,468	$ 6,724,187

[1]	Refers to the Agreements entered by JBS USA and its subsidiaries as described in Note 19 – Provisions for legal proceedings.
[2]	Refers to the donations, for Instituto J&F and Fundo Amazônia.
[3]	Refers to the amount that J&F agreed to pay to JBS in connection with the settlement agreement between the parties to Arbitration Proceeding No. 186/21, net of PIS/COFINS social contribution tax
[4]	Refers to the impairment of assets related to Planterra’s plant on December 31, 2023.
[5]	Refers to multiple restructuring initiatives, primarily those in the indirect subsidiary Pilgrim’s Pride Corporation (PPC), which are registered as Other expenses, as well as other non-significant restructuring projects that are registered as General and administrative expenses.
[6]	This refers to the special payment program for installment plans of tax processes with penalty exemption and interest reduction.
[7]	This refers to the loss incurred as a result of the floods that occurred in Rio Grande do Sul.
[8]	This refers to extemporaneous litigation arising from debts of companies acquired by the Group and recognizes these settlement expenses within general and administrative.
[9]	This refers to the reversal of ICMS credits on sales operations disallowed in the state of Santa Catarina.
[10]	Refers to various adjustments, mainly abroad, such as expenses related to acquisitions, insurance indemnities, among others.